Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
A summary of option activity for the nine months ended September 30, 2017 is as follows:

	Options Outstanding
	Number of shares	Weighted‑average exercise price	Fair value of options granted	Weighted average remaining contractual term (in years)
Balance, December 31, 2016	1,849,359	$5.57
Granted	578,611	$0.74	$301,743
Forfeited	(18,391)	$5.63
Balance, September 30, 2017	2,409,579	$4.41		8.12
Exercisable at September 30, 2017	1,467,463	$5.25		7.65

Schedule of stock-based compensation expense
Stock‑based compensation expense recognized for the three and nine months ended September 30, 2017 and 2016 was as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Research and development	$41,323	$43,861	$123,883	$95,013
General and administrative	222,924	243,913	728,327	1,344,181
Total stock-based compensation	$264,247	$287,774	$852,210	$1,439,194